CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS:
Cash and cash equivalents	$ 117,403,824		$ 196,117,766
Equity in commodity futures trading accounts:
Cash (restricted cash $17,940,020 and $17,272,542)	58,538,589		50,930,747
Net unrealized profit / market value on open contracts / options	1,341,535		2,633,381
Investments in Non-Consolidated LLCs (cost $108,415,115 and $157,905,014)	99,262,759	[1]	157,474,126	[1]
Due from Non-Consolidated LLCs	6,049,277		37,488
Accrued interest and other assets	15,083		11,520
TOTAL ASSETS	282,611,067		407,205,028
LIABILITIES:
Net unrealized loss / market value on open contracts / options	3,026,653		370,340
Due to Non-Consolidated LLCs			254,832
Redemptions payable	14,623,211		7,402,636
Profit Shares payable	833,392		498,661
Distribution fees payable	688,763		980,952
Trading Advisors' management fees payable	347,141		464,787
Sponsor fees payable	290,296		413,081
Administrator fees payable	228,421		375,692
Professional fees payable	762,458		437,409
Other fees payable	147,764		196,672
Total liabilities	20,948,099		11,395,062
PARTNERS' CAPITAL:
General Partner (3,355,287 and 3,211,292 Units)	3,636,703		3,836,207
Limited Partners (250,849,166 and 350,651,611 Units)	258,026,265		391,973,759
Total partners' capital	261,662,968		395,809,966
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 282,611,067		$ 407,205,028

[1]	See Note 3